Supplemental Cash Flow Information (Non-Cash Investing and Financing Activities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Retirement of fully depreciated assets	$ 40,775	$ 64,420	$ 55,427
Accrued capital expenditures	4,109	15,703	9,854
Dividend Declared [Member]
Dividends declared but not paid	$ 18,132	$ 17,250	$ 15,263